Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our principal executive officers (the “PEOs”) and the average compensation for our other named executive officers (“NEOs”), both as reported in the Summary Compensation Table on page 44 of this Proxy Statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income and CFROI.
Pay Versus Performance

	James M. Loree		Donald Allan, Jr.		Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (GAAP) in millions	CFROI
2024	n/a	n/a	$16,000,281	$7,767,041	$5,220,724	$2,548,571	$56	$186	$294.3	9.4%
2023	n/a	n/a	$13,877,644	$14,893,456	$5,924,460	$6,500,142	$65	$150	$(310.5)	10.8%
2022	$13,625,418	$(10,577,275)	$8,093,256	$(3,215,054)	$2,787,366	$(1,031,574)	$48	$126	$1,062.5	(4.2)%
2021	$13,159,209	$11,587,123	n/a	n/a	$3,655,494	$3,504,244	$118	$126	$1,689.2	5.8%
2020	$16,349,446	$24,617,703	n/a	n/a	$4,054,082	$6,887,666	$110	$106	$1,233.8	16.0%

Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for non-PEO NEOs. Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:

Year	PEO	Non-PEO NEOs
2024	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, Janet M. Link and Christopher J. Nelson
2023	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, John T. Lucas, Christopher J. Nelson and Corbin B. Walburger
2022	Donald Allan, Jr. and James M. Loree	Corbin B. Walburger, Janet M. Link, Robert H. Raff and John H. Wyatt
2021	James M. Loree	Donald Allan, Jr., Janet M. Link, Jaime A. Ramirez and John H. Wyatt
2020	James M. Loree	Donald Allan, Jr., Jeffrey D. Ansell, Jaime A. Ramirez and Graham N. Robinson

Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs. Compensation actually paid for the PEO and average compensation actually paid for our non-PEOs in 2024, 2023, 2022, 2021 and 2020 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see Compensation Discussion & Analysis beginning on page 23 of this Proxy Statement.

	PEO (Allan)	Average of Non-PEOs
Total Reported in Summary Compensation Table for 2024	$16,000,281	$5,220,724
Less, value of equity awards reported in the Summary Compensation Table	$(10,374,970)	$(2,856,236)
Add, year-end value of equity awards granted in 2024 that are unvested and outstanding	$6,553,478	$1,803,326
Add, change in fair value (from prior year-end to year-end) of prior year equity awards that are unvested and outstanding	$(3,851,227)	$(1,360,359)
Add, year-end fair market value of equity awards granted in 2024 and that vested in 2024	$0	$0
Add, change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in 2024	$(560,521)	(258,884)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2024	$0	$0
Add, dividends and dividend equivalent payments paid during 2024 on unvested equity awards	$0	$0
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	$0	$0
Add, service cost for defined benefit and pension plans	$0	$0
Add, prior service cost for defined benefit and pension plans	$0	$0
Compensation Actually Paid for Fiscal Year 2024	$7,767,041	$2,548,571

The assumptions used to calculate the fair values set forth in the table above are computed in accordance with ASC 718 and did not differ materially from those used to calculate the grant date fair value for each award.
Value of Initial Fixed $100 Investment Based On Total Shareholder Return and Peer Group Total Shareholder Return. TSR is cumulative for the measurement periods beginning on December 27, 2019, and ending on December 28, 2024, December 30, 2023, December 31, 2022, January 1, 2022 and January 2, 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. TSR as reported in the Company's Proxy Statements for the 2024 Annual Meeting of Shareholders and the 2023 Annual Meeting of Shareholders previously used measurement periods beginning on December 31, 2019 ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively. The S&P 500 Capital Goods Index peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended December 28, 2024.
Net Income (GAAP). Reflects “Net Income” as reported under the caption “Net Earnings (Loss) Attributable to Stanley Black & Decker, Inc.” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended December 28, 2024, December 30, 2023, December 31, 2022, January 1, 2022, and January 2, 2021. Net Income is inclusive of the results of discontinued operations. The 2022, 2023 and 2024 Net Income reflects an $884.9 million after-tax gain, $(28.8) million after-tax loss and an $8.0 million after-tax gain on sale of the Security business, respectively.
CFROI. CFROI is used as a metric in the Company's long-term incentive award program and represented the highest weighted metric for those awards at 40% (although beginning with the 2025–2027 LTIP PSU cycle, CFROI was reduced from a 40% to 30% weighting as described in “2024 & 2025 Compensation Program Design Changes” on page 27). CFROI is calculated as cash from operations plus after-tax interest expense, divided by the two-point average (beginning and end of the year) of debt plus equity. CFROI has been adjusted, consistent with the terms of grant, to exclude the impact of certain gains and charges, and to add back pro-forma impacts, if and as applicable, related to divested businesses for comparability to originally established goals. The CFROI results reported for 2024 and 2023 represent the CFROI results achieved under the 2022–2024 and 2021–2023 LTIP PSU cycles, respectively. The CFROI results reported for 2022, 2021 and 2020 represent the CFROI results achieved under the 2020-2022 LTIP PSU cycle, as reported in the Company's Proxy Statement for the 2023 Annual Meeting of Shareholders. The CFROI results presented above may differ from the CFROI results reported for the corresponding year under different LTIP cycles due to differing assumptions based on expected Non-GAAP adjustments at the time of the establishment of the respective CFROI goals at the beginning of each applicable LTIP cycle. See “Long-Term Incentive Performance Goals and Performance Period Results” on page 38 for additional information. See Appendix A for a calculation of CFROI and reconciliation to respective GAAP measures.

Company Selected Measure Name			CFROI
Named Executive Officers, Footnote
Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for non-PEO NEOs. Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:

Year	PEO	Non-PEO NEOs
2024	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, Janet M. Link and Christopher J. Nelson
2023	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, John T. Lucas, Christopher J. Nelson and Corbin B. Walburger
2022	Donald Allan, Jr. and James M. Loree	Corbin B. Walburger, Janet M. Link, Robert H. Raff and John H. Wyatt
2021	James M. Loree	Donald Allan, Jr., Janet M. Link, Jaime A. Ramirez and John H. Wyatt
2020	James M. Loree	Donald Allan, Jr., Jeffrey D. Ansell, Jaime A. Ramirez and Graham N. Robinson

Peer Group Issuers, Footnote
Value of Initial Fixed $100 Investment Based On Total Shareholder Return and Peer Group Total Shareholder Return. TSR is cumulative for the measurement periods beginning on December 27, 2019, and ending on December 28, 2024, December 30, 2023, December 31, 2022, January 1, 2022 and January 2, 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. TSR as reported in the Company's Proxy Statements for the 2024 Annual Meeting of Shareholders and the 2023 Annual Meeting of Shareholders previously used measurement periods beginning on December 31, 2019 ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively. The S&P 500 Capital Goods Index peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended December 28, 2024.

Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs. Compensation actually paid for the PEO and average compensation actually paid for our non-PEOs in 2024, 2023, 2022, 2021 and 2020 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see Compensation Discussion & Analysis beginning on page 23 of this Proxy Statement.

	PEO (Allan)	Average of Non-PEOs
Total Reported in Summary Compensation Table for 2024	$16,000,281	$5,220,724
Less, value of equity awards reported in the Summary Compensation Table	$(10,374,970)	$(2,856,236)
Add, year-end value of equity awards granted in 2024 that are unvested and outstanding	$6,553,478	$1,803,326
Add, change in fair value (from prior year-end to year-end) of prior year equity awards that are unvested and outstanding	$(3,851,227)	$(1,360,359)
Add, year-end fair market value of equity awards granted in 2024 and that vested in 2024	$0	$0
Add, change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in 2024	$(560,521)	(258,884)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2024	$0	$0
Add, dividends and dividend equivalent payments paid during 2024 on unvested equity awards	$0	$0
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	$0	$0
Add, service cost for defined benefit and pension plans	$0	$0
Add, prior service cost for defined benefit and pension plans	$0	$0
Compensation Actually Paid for Fiscal Year 2024	$7,767,041	$2,548,571

Non-PEO NEO Average Total Compensation Amount			$ 5,220,724	$ 5,924,460	$ 2,787,366	$ 3,655,494	$ 4,054,082
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,548,571	6,500,142	(1,031,574)	3,504,244	6,887,666
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs. Compensation actually paid for the PEO and average compensation actually paid for our non-PEOs in 2024, 2023, 2022, 2021 and 2020 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see Compensation Discussion & Analysis beginning on page 23 of this Proxy Statement.

	PEO (Allan)	Average of Non-PEOs
Total Reported in Summary Compensation Table for 2024	$16,000,281	$5,220,724
Less, value of equity awards reported in the Summary Compensation Table	$(10,374,970)	$(2,856,236)
Add, year-end value of equity awards granted in 2024 that are unvested and outstanding	$6,553,478	$1,803,326
Add, change in fair value (from prior year-end to year-end) of prior year equity awards that are unvested and outstanding	$(3,851,227)	$(1,360,359)
Add, year-end fair market value of equity awards granted in 2024 and that vested in 2024	$0	$0
Add, change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in 2024	$(560,521)	(258,884)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2024	$0	$0
Add, dividends and dividend equivalent payments paid during 2024 on unvested equity awards	$0	$0
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	$0	$0
Add, service cost for defined benefit and pension plans	$0	$0
Add, prior service cost for defined benefit and pension plans	$0	$0
Compensation Actually Paid for Fiscal Year 2024	$7,767,041	$2,548,571

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, Company TSR and Peer Group TSR
The chart below describes the relationship between the Company’s TSR and the compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree) and the average amount of compensation paid to non-PEO NEOs, as well as between the Company’s TSR and the TSR of the Company’s peer group, the S&P 500 Capital Goods Index. Compensation actually paid generally aligns with the Company’s TSR over the five years presented in the table because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards whose value is directly tied to the value of the Company’s common stock performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The chart below describes the relationship between net income and the compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree) and the average amount of compensation paid to non-PEO NEOs. As demonstrated by the following table, the amount of compensation actually paid to our CEO and the average compensation paid to our Non-PEO NEOs was generally aligned to our net income in 2020, 2021 and 2024. In 2022, net income included a non-recurring $884.9 million after-tax gain on the Security divestiture reported in discontinued operations and the compensation actually paid, as reported, was negative primarily due to the 2022 decline in the company stock price. In 2023, the divergence in net income versus compensation actually paid primarily pertained to appreciation in the company stock price in 2023, as well as $566.2 million of Non-GAAP adjustments, principally related to asset impairment charges and supply chain transformation costs included in net income but excluded from the incentive compensation program payouts, along with the strategic choice to prioritize inventory reductions which impacted gross margin and net income despite improved gross margin performance relative to 2022. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is somewhat correlated with the Adjusted EPS measure, which is used in the MICP and LTIP PSUs for the 2022–2024 and prior cycle.
However, the Adjusted EPS measure utilized in the incentive programs excludes Non-GAAP adjustments, and therefore excludes the after-tax gain and loss on the Security business divestiture reported in discontinued operations in 2022 and 2023, respectively, which are included in net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and CFROI
The chart below describes the relationship between the Company-selected performance measure of CFROI and compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree) and the average amount of compensation paid to non-PEO NEOs, showing alignment over the five years presented in the table.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, Company TSR and Peer Group TSR
The chart below describes the relationship between the Company’s TSR and the compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree) and the average amount of compensation paid to non-PEO NEOs, as well as between the Company’s TSR and the TSR of the Company’s peer group, the S&P 500 Capital Goods Index. Compensation actually paid generally aligns with the Company’s TSR over the five years presented in the table because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards whose value is directly tied to the value of the Company’s common stock performance.

Tabular List, Table
Most Important Financial Performance Measures

Performance Measures
CFROI* Adjusted EPS* Adjusted Gross Margin Rate* Free Cash Flow Dollars*

*	Non-GAAP financial measure. See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.
The Adjusted EPS measure was used in both the MICP, our annual incentive plan, and the LTIP PSUs in 2022 and in prior years but was removed from the LTIP PSUs for the 2023–2025 and future cycles. The Adjusted Gross Margin Rate measure is used in the MICP. The MICP in 2022 and prior years had a Cash Flow Multiple measure, defined as operating cash flow less capital expenditures (known as “free cash flow”), divided by net earnings. The Free Cash Flow metric used for the 2023 MICP and the 2024 MICP is the numerator of the Cash Flow Multiple measure and has replaced the previously used Cash Flow Multiple measure.

Total Shareholder Return Amount			$ 56	65	48	118	110
Peer Group Total Shareholder Return Amount			186	150	126	126	106
Net Income (Loss)			$ 294,300,000	$ (310,500,000)	$ 1,062,500,000	$ 1,689,200,000	$ 1,233,800,000
Company Selected Measure Amount			0.094	0.108	(0.042)	0.058	0.16
PEO Name	Donald Allan, Jr.	James M. Loree	Donald Allan, Jr.	Donald Allan, Jr.		James M. Loree	James M. Loree
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			$ 8,000,000	$ (28,800,000)	$ 884,900,000
CFROI Utilized Percentage			0.40
CFROI Utilized Percentage, 2025–2027 LTIP PSU Cycle			0.30
Measure:: 1
Pay vs Performance Disclosure
Name			CFROI
Non-GAAP Measure Description
CFROI. CFROI is used as a metric in the Company's long-term incentive award program and represented the highest weighted metric for those awards at 40% (although beginning with the 2025–2027 LTIP PSU cycle, CFROI was reduced from a 40% to 30% weighting as described in “2024 & 2025 Compensation Program Design Changes” on page 27). CFROI is calculated as cash from operations plus after-tax interest expense, divided by the two-point average (beginning and end of the year) of debt plus equity. CFROI has been adjusted, consistent with the terms of grant, to exclude the impact of certain gains and charges, and to add back pro-forma impacts, if and as applicable, related to divested businesses for comparability to originally established goals. The CFROI results reported for 2024 and 2023 represent the CFROI results achieved under the 2022–2024 and 2021–2023 LTIP PSU cycles, respectively. The CFROI results reported for 2022, 2021 and 2020 represent the CFROI results achieved under the 2020-2022 LTIP PSU cycle, as reported in the Company's Proxy Statement for the 2023 Annual Meeting of Shareholders. The CFROI results presented above may differ from the CFROI results reported for the corresponding year under different LTIP cycles due to differing assumptions based on expected Non-GAAP adjustments at the time of the establishment of the respective CFROI goals at the beginning of each applicable LTIP cycle. See “Long-Term Incentive Performance Goals and Performance Period Results” on page 38 for additional information. See Appendix A for a calculation of CFROI and reconciliation to respective GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
*	Non-GAAP financial measure. See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.
			The Adjusted EPS measure was used in both the MICP, our annual incentive plan, and the LTIP PSUs in 2022 and in prior years but was removed from the LTIP PSUs for the 2023–2025 and future cycles.
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Gross Margin Rate
Non-GAAP Measure Description
*	Non-GAAP financial measure. See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.
			The Adjusted Gross Margin Rate measure is used in the MICP.
Measure:: 4
Pay vs Performance Disclosure
Name			Free Cash Flow Dollars
Non-GAAP Measure Description
*	Non-GAAP financial measure. See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.
			The MICP in 2022 and prior years had a Cash Flow Multiple measure, defined as operating cash flow less capital expenditures (known as “free cash flow”), divided by net earnings. The Free Cash Flow metric used for the 2023 MICP and the 2024 MICP is the numerator of the Cash Flow Multiple measure and has replaced the previously used Cash Flow Multiple measure.
Donald Allan Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,000,281	13,877,644	8,093,256
PEO Actually Paid Compensation Amount			7,767,041	$ 14,893,456	(3,215,054)
James M Loree [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					13,625,418	$ 13,159,209	$ 16,349,446
PEO Actually Paid Compensation Amount					$ (10,577,275)	$ 11,587,123	$ 24,617,703
PEO | Donald Allan Jr [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Donald Allan Jr [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Donald Allan Jr [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Donald Allan Jr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,374,970)
PEO | Donald Allan Jr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,553,478
PEO | Donald Allan Jr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,851,227)
PEO | Donald Allan Jr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Donald Allan Jr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(560,521)
PEO | Donald Allan Jr [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Donald Allan Jr [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,856,236)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,803,326
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,360,359)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(258,884)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0